ATM FUNDING AGREEMENTS (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
ATM Funding Agreements
Site-Funded ATM liability	$ 69.4	$ 71.5			$ 69.4		$ 69.3	$ 68.9
Gains (losses) related to self-insurance	0.0	0.0	$ 0.0	$ 0.0			0.0	0.0
Indemnification Guarantee [Member] | Cash [Member]
ATM Funding Agreements
Cash usage fees incurred	0.5	$ 0.5	$ 1.0		$ 0.6	$ 1.2	2.3	2.2	$ 3.1
Indemnification Guarantee [Member] | Contract Cash Solutions Agreement [Member]
ATM Funding Agreements
Extended agreement term		1 year			1 year
Indemnification Guarantee [Member] | Contract Cash Solutions Agreement [Member] | Cash [Member]
ATM Funding Agreements
Outstanding balance of ATM cash utilized	425.0	$ 500.0			$ 425.0		396.3	$ 427.1
Indemnification Guarantee [Member] | Second Amendment Contract Cash Solutions Agreement [Member] | Cash [Member]
ATM Funding Agreements
Maximum amount	$ 271.8	$ 396.3			$ 271.8		$ 500.0			$ 400.0